RELATED-PARTY TRANSACTIONS/ AFFILIATED DEBT (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended										1 Months Ended		12 Months Ended
	Oct. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNH Industrial North America USD ($)	Dec. 31, 2013 CNH Industrial North America USD ($)	Dec. 31, 2012 CNH Industrial North America USD ($)	Dec. 31, 2014 CNH Industrial America LLC USD ($)	Dec. 31, 2013 CNH Industrial America LLC USD ($)	Dec. 31, 2014 CNH Industrial Canada LLC USD ($)	Dec. 31, 2013 CNH Industrial Canada LLC USD ($)	Dec. 31, 2014 CNH Industrial Canada LLC CNH Industrial Capital Canada Ltd USD ($)	Dec. 31, 2014 CNH Industrial Canada LLC CNH Industrial Capital Canada Ltd CAD	Dec. 31, 2014 CNH Industrial Canada LLC CNH Industrial Capital Canada Ltd	Dec. 31, 2014 Other affiliates USD ($)	Dec. 31, 2013 Other affiliates USD ($)	Dec. 31, 2012 Other affiliates USD ($)
RELATED-PARTY TRANSACTIONS
Retail subsidy					$ 228,023	$ 219,171	$ 209,952
Wholesale subsidy					161,308	158,313	148,997									1,584	2,784
Operating lease subsidy					48,035	35,889	30,376
Lending funds							352								69		2
Total interest and other income from affiliates		437,435	414,957	392,463
Rate of accounts and notes receivable (as a percent)								0.00%	0.00%	0.00%	0.00%				0.00%	0.00%
Rate of debt due (as a percent)								3.92%	3.92%	5.05%	4.97%
Affiliated receivables		58,731	110,148					39,677	80,786	6,763	17,071				12,291	12,291
Affiliated debt		862,445	351,004					713,230	274,525	149,215	76,479
Tax receivable due from related party		62,515	6,044
Other information
Accounts payable and other accrued liabilities payable to related parties		5,282	3,716
Payment received on tax receivable purchased from affiliate	68,707
Interest expense to related affiliates		30,477	24,105	34,512
Assets Held-for-sale, Current		129,700	40,750					19,541
Shares of preferred stock owned by affiliated entity												76,618,488	76,618,488	76,618,488
Reference rate for dividends														12-month LIBOR
Margin on reference rate for dividends (as a percent)												1.20%	1.20%	1.20%
Dividends paid to CNH Industrial Canada Ltd.		$ 23,803										$ 23,803	25,684